Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2010
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the nine months ended September 30, 2011, as compared to the recent accounting pronouncements described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010, that are of significance, or potential significance, to the Company.

Intangibles—Goodwill and Other (ASC Topic 350)

In September 2011, the FASB issued an Accounting Standards Update (“ASU”) intended to simplify how entities test goodwill for impairment. The new guidance gives entities the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test under existing accounting guidance is required to be performed. Otherwise, no further testing is required. These new provisions will become effective for the Company beginning January 1, 2012. Early adoption is permitted in certain circumstances. The Company is currently assessing the potential impact of the adoption of this guidance on its financial statements.

In December 2010, the FASB issued an ASU describing when to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this ASU modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance and examples, which require that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company adopted this ASU effective at the beginning of fiscal year 2011, as required. This ASU did not impact the Company’s consolidated financial statements.

Comprehensive Income (ASC Topic 220)

In June 2011, the FASB issued an ASU to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. It does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This ASU is to be applied retrospectively and is effective for interim and annual periods beginning after December 15, 2011. Early adoption is permitted. The Company is currently evaluating the effect of this ASU on its financial statements.

Fair Value Measurement (ASC Topic 820)

In May 2011, the FASB issued an ASU incorporating amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. This ASU represents the converged guidance of the FASB and the International Accounting Standards Board on fair value measurement. The FASB does not intend for many of the amendments to result in a change in the application of ASC Topic 820. This ASU is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Company is currently evaluating the effect that this ASU may have on its financial statements.

Business Combinations (ASC Topic 805)

In December 2010, the FASB issued an ASU related to Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company adopted this ASU effective at the beginning of fiscal year 2011, and will apply the ASU prospectively to future business combinations for which the acquisition date is after December 31, 2010, as required. This ASU did not impact the Company’s consolidated financial statements.